Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 27, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor			$ 25,000
Proceeds received from initial public offering, gross			250,000,000
Offering costs			$ 5,466,700
Warrants price per unit		$ 11.50	$ 11.50
Proceeds received from private placement	$ 7,000,000		$ 7,000,000
Net proceeds from issuance of initial public offering and private placement	$ 250,000,000
Net proceeds from issuance of initial public offering and private placement, price per share	$ 10.00
Assets with fair market value equal		80.00%	80.00%
Business combination post transaction company acquires		50.00%	50.00%
Temporary equity, redemption price per share		$ 10.00	$ 10.00
Maximum net tangible assets for business combination		$ 5,000,001	$ 5,000,001
Percentage of public shares to redeemed		100.00%	100.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Operating bank accounts		321,774	470,073
Working capital		349,000	547,000
Sponsor | Working Capital Loans
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit				$ 1.50
Borrowing outstanding		$ 0	$ 0	$ 0
Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit	$ 11.50
Temporary equity, redemption price per share		$ 10.00	$ 10.00
Percentage of public shares to redeemed		15.00%	15.00%
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor	$ 25,000,000
Units issued, price per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 250,000,000
Offering costs	14,400,000
Deferred underwriting commissions	$ 8,800,000
Warrants issued			8,333,333
Stock issue price		$ 10.00	$ 10.00
Initial Public Offering | Sponsor | Promissory Note
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000	$ 25,000
Note payable - related party		$ 112,000	$ 112,000	$ 112,000
Initial Public Offering | Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit	$ 11.50
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor	$ 3,750,000
Units issued, price per unit	$ 10.00
Deferred underwriting commissions	$ 8,800,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued	4,666,667		4,666,667
Warrants price per unit	$ 1.50
Private Placement | Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued	4,666,667
Private Placement | Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit		$ 11.50	$ 11.50